Cover	Sep. 27, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 27, 2023
Entity Registrant Name	ARCUTIS BIOTHERAPEUTICS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39186
Entity Tax Identification Number	81-2974255
Entity Address, Address Line One	3027 Townsgate Road
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Westlake Village
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91361
City Area Code	805
Local Phone Number	418-5006
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ARQT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001787306